SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended			12 Months Ended
	Jul. 16, 2024	Jul. 15, 2024	May 22, 2024	May 07, 2024	Aug. 13, 2024	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2022	Jul. 04, 2024	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023
IPO [Member]
Subsequent Event [Line Items]
Number of shares issued				2,562,500
Offering price				$ 4.00
Gross proceeds				$ 10,250,000
Proceeds from issuance or sale of equity				$ 9,000,000
Warrant exercise price per shares				$ 5.00
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Warrants to purchase shares				179,375
Number of shares issued				384,375
Warrants to purchase shares		135.0000
Gross proceeds			$ 1,537,500
Proceeds from issuance or sale of equity			$ 1,414,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants to purchase shares		127,550
Warrant exercise price per shares					$ 20.00
Gross proceeds					$ 1,275,500
Proceeds from stock option exercised					$ 37,500
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Warrants to purchase shares		450,000
Number of shares issued		900,000
Warrants to purchase shares		900,000
Offering price		$ 20.00
Gross proceeds		$ 18,000,000.0
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Warrants to purchase shares		67,500
Number of shares issued		135,000
Gross proceeds	$ 2,700,000
Proceeds from issuance or sale of equity	$ 2,480,000
Subsequent Event [Member] | Equity Option [Member]
Subsequent Event [Line Items]
Warrants to purchase shares					25,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued						2,946,875	778,000	19,826,500		3,769,019	2,598,369	2,598,369
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants to purchase shares					63,775
Sale of stock									822,144
Sale of stock, price per share									$ 3.00
Gross proceeds from sale of stock									$ 2,466,437
Common Stock [Member] | Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Warrants to purchase shares		900,000
Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase shares				179,375
Warrant [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants to purchase shares		25,000
Warrant exercise price per shares					$ 1.50